SHARE CAPITAL - Narrative - Warrants (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 20, 2024 $ / shares	Aug. 04, 2023 CAD ($) $ / shares shares	Aug. 04, 2023 USD ($) shares	Jun. 29, 2023 $ / shares	Mar. 31, 2024 CAD ($) shares $ / shares	Mar. 31, 2023 CAD ($) shares $ / shares	Feb. 04, 2021
Disclosure of classes of share capital [line items]
Warrant exercise | $					$ 56,000	$ 362,000
Exercise price, share options granted (in CAD per share) | $ / shares	$ 0.56			$ 0.44
Share-based compensation | $					$ 13,886,000	$ 4,686,000
Number of warrants held in escrow (in shares)					0	0
Warrants
Disclosure of classes of share capital [line items]
Share-based compensation | $					$ 0	$ 6
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Exercised (in shares)					101,000	1,164,638
Number of other equity instruments expired in share-based payment arrangement (in shares)					7,805,360	1,153,713
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in CAD per share) | $ / shares					$ 3.47	$ 0.75
Issued (in shares)					90,931,373
Warrant, conversion ratio					0.5
2021 Warrants
Disclosure of classes of share capital [line items]
Warrant, conversion ratio							0.5
August 2023 compensation common share warrant
Disclosure of classes of share capital [line items]
Warrant exercise		$ 4,600,000	$ 3,442
Issued (in shares)		24,264,706	24,264,706
Exercise price, share options granted (in CAD per share) | $ / shares		$ 0.40